EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2011	2012	2013
Net income (loss) attributed to holder of ordinary shares	$332,964	$(242,515,539)	$(258,915,539)
Net income (loss) adjusted for dilutive securities	332,964	(242,515,539)	(258,915,539)
Weighted-average number of common shares outstanding-basic	173,496,901	172,671,369	182,167,908
Dilutive effect of non-vested shares	373,261	—	—
Weighted-average number of common shares outstanding-diluted	173,870,162	172,671,369	182,167,908
Basic earnings (loss) per share	$0.00	$(1.40)	$(1.42)
Diluted earnings (loss) per share	$0.00	$(1.40)	$(1.42)